ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 13.    ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS
The following is a summary of the carrying amounts and estimated fair values of our financial instruments as of December 31, 2011 and 2010.
Cash, cash equivalents, accounts payable and accrued liabilities.    These carrying amounts approximate fair value because of the short maturity of the instruments or because the carrying value is equal to the fair value of those instruments on the balance sheet date.

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in thousands)
Financial assets:
Notes and accounts receivable — related parties	$735	$735	$1,198	$1,198
Financial liabilities:
6.75% Senior Notes	$475,000	$472,625	$—	$—
8.375% Senior Notes	3,573	3,731	425,000	450,500
Credit Facility revolving loans	295,000	295,000	—	—

Notes receivable-related parties.    The amounts reported relate to notes receivable from certain of our employees related to relocation and retention agreements and certain trade accounts receivable with affiliates. The carrying values of these items approximate their fair values as of the applicable balance sheet dates.
6.75% Senior Notes due 2021.    The fair value of our 2021 Notes is based upon the quoted market prices for those securities as of the dates indicated. The carrying value of these notes as of December 31, 2011 was $475.0 million, and the fair value was $472.6 million (99.5% of carrying value).
8.375% Senior Notes due 2014.     The fair value of our 2014 Notes is based upon the quoted market prices for those securities as of the dates indicated. The carrying value of these notes as of December 31, 2011 was $3.6 million and the fair value was $3.7 million (104.43% of carrying value).
Credit Facility Revolving Loans.    Because of their variable interest rates, the fair values of the revolving loans borrowed under our amended 2011 Credit Facility approximate their carrying values. The carrying and fair values of these loans as of December 31, 2011 were $295 million.